UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21784

Name of Fund:  BlackRock Enhanced Equity Dividend Trust (BDJ)

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Enhanced Equity Dividend Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 12/31/2015

Date of reporting period: 03/31/2015

Item 1 – Schedule of Investments

Schedule of Investments March 31, 2015 (Unaudited)	BlackRock Enhanced Equity Dividend Trust (BDJ)
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Aerospace & Defense — 8.2%
Honeywell International, Inc. (a)	226,800	$23,657,508
Lockheed Martin Corp. (a)	132,530	26,898,289
Northrop Grumman Corp. (a)	192,700	31,016,992
Raytheon Co. (a)	343,100	37,483,675
United Technologies Corp. (a)	182,900	21,435,880

		140,492,344
Air Freight & Logistics — 1.0%
United Parcel Service, Class B	182,900	17,730,326
Banks — 14.0%
Bank of America Corp. (a)	1,231,400	18,951,246
Citigroup, Inc. (a)	583,000	30,036,160
Fifth Third Bancorp. (a)	703,500	13,260,975
JPMorgan Chase & Co. (a)(b)	916,899	55,545,741
SunTrust Banks, Inc. (a)	672,340	27,626,451
U.S. Bancorp. (a)	656,900	28,686,823
Wells Fargo & Co. (a)(b)	1,187,700	64,610,880
		238,718,276
Beverages — 1.5%
The Coca-Cola Co. (a)	211,500	8,576,325
Diageo PLC — ADR (a)(b)	139,800	15,457,686
PepsiCo, Inc. (a)	7,500	717,150
		24,751,161
Capital Markets — 1.9%
The Goldman Sachs Group, Inc. (a)	69,000	12,969,930
Morgan Stanley (a)	539,500	19,254,755
		32,224,685
Chemicals — 3.0%
The Dow Chemical Co. (a)	230,200	11,044,996
EI du Pont de Nemours & Co. (a)	408,500	29,195,495
Praxair, Inc. (a)	91,600	11,059,784
		51,300,275
Commercial Services & Supplies — 0.5%
Tyco International PLC (a)	192,400	8,284,744
Communications Equipment — 1.9%
Motorola Solutions, Inc. (a)	190,800	12,720,636
QUALCOMM, Inc. (a)	278,000	19,276,520
		31,997,156
Consumer Finance — 1.3%
American Express Co. (a)	282,900	22,100,148
Distributors — 0.0%
Genuine Parts Co.	6,100	568,459
Diversified Financial Services — 1.0%
CME Group, Inc. (a)	171,400	16,233,294
Diversified Telecommunication Services — 2.1%
BCE, Inc.	115,700	4,901,052
Verizon Communications, Inc. (a)	627,700	30,525,051
		35,426,103

Common Stocks	Shares	Value
Electric Utilities — 2.4%
Duke Energy Corp. (a)	102,400	$7,862,272
Eversource Energy (a)	155,220	7,841,714
ITC Holdings Corp.	134,000	5,015,620
NextEra Energy, Inc. (a)	201,600	20,976,480
		41,696,086
Electrical Equipment — 0.4%
Rockwell Automation, Inc. (a)	53,400	6,193,866
Energy Equipment & Services — 0.5%
Schlumberger Ltd. (a)	98,300	8,202,152
Food & Staples Retailing — 1.4%
The Kroger Co. (a)	232,200	17,800,452
Wal-Mart Stores, Inc. (a)	76,314	6,276,827
		24,077,279
Food Products — 1.3%
General Mills, Inc.	82,600	4,675,160
Mondelez International, Inc., Class A (a)	249,485	9,003,914
Nestle SA	5,700	429,224
Unilever NV (a)	189,900	7,930,224
		22,038,522
Health Care Equipment & Supplies — 1.0%
Abbott Laboratories (a)	156,800	7,264,544
Becton Dickinson and Co. (a)	73,200	10,510,788
		17,775,332
Health Care Providers & Services — 2.7%
Anthem, Inc. (a)	55,900	8,631,519
Quest Diagnostics, Inc. (a)	233,500	17,944,475
UnitedHealth Group, Inc. (a)	166,400	19,683,456
		46,259,450
Hotels, Restaurants & Leisure — 1.2%
McDonald’s Corp. (a)	212,900	20,744,976
Household Products — 2.4%
Kimberly-Clark Corp. (a)	77,200	8,268,892
The Procter & Gamble Co. (a)	405,920	33,261,085
		41,529,977
Industrial Conglomerates — 3.9%
3M Co. (a)	132,700	21,888,865
General Electric Co. (a)	1,801,000	44,682,810
		66,571,675
Insurance — 6.3%
ACE Ltd (a)	171,000	19,064,790
American International Group, Inc. (a)	79,400	4,350,326
The Chubb Corp.	141,100	14,265,210
MetLife, Inc. (a)	466,550	23,584,102
Prudential Financial, Inc. (a)	280,200	22,502,862
The Travelers Cos., Inc.	212,100	22,934,373
		106,701,663

Portfolio Abbreviations
ADR	American Depositary Receipt	CAD	Canadian Dollar	USD	U.S. Dollar

MARCH 31, 2015	1

Schedule of Investments (continued)	BlackRock Enhanced Equity Dividend Trust (BDJ)
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
IT Services — 1.2%
Automatic Data Processing, Inc. (a)	76,800	$6,577,152
International Business Machines Corp. (a)	90,230	14,481,915
		21,059,067
Media — 3.7%
Comcast Corp., Special Class A (a)(b)	859,000	48,159,835
The Walt Disney Co. (a)	147,200	15,439,808
		63,599,643
Metals & Mining — 0.4%
BHP Billiton Ltd. — ADR (a)	130,212	6,050,952
Multi-Utilities — 2.7%
CMS Energy Corp.	216,200	7,547,542
Dominion Resources, Inc. (a)	277,800	19,687,686
Sempra Energy	93,500	10,193,370
Wisconsin Energy Corp. (a)	160,100	7,924,950
		45,353,548
Oil, Gas & Consumable Fuels — 7.5%
Chevron Corp. (a)(b)	165,300	17,353,194
ConocoPhillips (a)	119,860	7,462,484
Enbridge, Inc. (a)	262,000	12,628,874
Exxon Mobil Corp. (a)	328,200	27,897,000
Marathon Oil Corp. (a)	381,300	9,955,743
Marathon Petroleum Corp. (a)	104,200	10,669,038
Occidental Petroleum Corp. (a)	170,200	12,424,600
Phillips 66 (a)	80,350	6,315,510
Spectra Energy Corp. (a)	204,000	7,378,680
Total SA — ADR	308,400	15,315,144
		127,400,267
Paper & Forest Products — 1.2%
International Paper Co. (a)	370,650	20,567,368
Pharmaceuticals — 9.4%
AbbVie, Inc. (a)	153,414	8,980,855
Bristol-Myers Squibb Co. (a)	568,300	36,655,350
Johnson & Johnson (a)	311,200	31,306,720
Merck & Co., Inc. (a)(b)	665,700	38,264,436
Pfizer, Inc. (a)	1,286,400	44,753,856
		159,961,217
Professional Services — 0.4%
Nielsen NV	145,700	6,493,849
Real Estate Investment Trusts (REITs) — 0.5%
Weyerhaeuser Co. (a)	244,500	8,105,175

Common Stocks	Shares	Value
Road & Rail — 1.6%
CSX Corp. (a)	208,900	$6,918,768
Union Pacific Corp. (a)	181,400	19,647,434
		26,566,202
Semiconductors & Semiconductor Equipment — 1.8%
Intel Corp. (a)	991,800	31,013,586
Software — 2.3%
Microsoft Corp. (a)	968,900	39,390,629
Specialty Retail — 2.7%
The Home Depot, Inc. (a)	408,500	46,409,685
Textiles, Apparel & Luxury Goods — 1.1%
VF Corp. (a)	243,000	18,300,330
Tobacco — 1.8%
Altria Group, Inc. (a)	243,300	12,169,866
British American Tobacco PLC	17,300	895,860
Lorillard, Inc.	136,200	8,900,670
Philip Morris International, Inc.	104,500	7,871,985
Reynolds American, Inc. (a)	12,800	882,048
		30,720,429
Water Utilities — 0.8%
American Water Works Co., Inc. (a)	258,600	14,018,706

	Total Long-Term Investments (Cost — $1,353,389,887) — 99.0%	1,686,628,602

	Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.06% (c)(d)	28,882,874	28,882,874
	Total Short-Term Securities (Cost — $28,882,874) — 1.7%	28,882,874
	Total Investments Before Options Written (Cost — $1,382,272,761*) — 100.7%	1,715,511,476

	Options Written
	(Premiums Received — $13,084,991) — (0.6)%	(9,064,730)
	Total Investments Net of Options Written — 100.1%	1,706,446,746
	Liabilities in Excess of Other Assets — (0.1)%	(2,476,235)

	Net Assets — 100.0%	$1,703,970,511

Notes to Schedule of Investments

* As of March 31, 2015, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$1,441,827,553

Gross unrealized appreciation	$345,456,796
Gross unrealized depreciation	(71,772,873)

Net unrealized appreciation	$273,683,923

2	MARCH 31, 2015

Schedule of Investments (continued)	BlackRock Enhanced Equity Dividend Trust (BDJ)

(a)	All or a portion of security has been pledged/segregated as collateral in connection with outstanding options written.

(b)	All or a portion of security has been pledged as collateral in connection with outstanding OTC derivatives.

(c)	Represents the current yield as of report date.

(d)	During the period ended March 31, 2015, investments in companies considered to be an affiliate of the Trust for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at December 31, 2014	Net Activity	Shares Held at March 31, 2015	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	23,544,648	5,338,226	28,882,874	$5,349

•

For Trust compliance purposes, the Trust’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

•	As of March 31, 2015, exchange-traded options written were as follows:

Description	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value
AbbVie, Inc.	Call	USD	61.00	4/02/15	198	$(990)
Bank of America Corp.	Call	USD	16.50	4/02/15	2,150	(2,150)
Citigroup, Inc.	Call	USD	53.00	4/02/15	584	(876)
ConocoPhillips	Call	USD	70.00	4/02/15	300	(300)
Exxon Mobil Corp.	Call	USD	93.00	4/02/15	548	(1,096)
General Electric Co.	Call	USD	25.25	4/02/15	1,760	(2,204)
General Electric Co.	Call	USD	26.00	4/02/15	1,000	(1,000)
Intel Corp.	Call	USD	35.00	4/02/15	555	(1,665)
McDonald’s Corp.	Call	USD	98.50	4/02/15	541	(10,279)
Merck & Co., Inc.	Call	USD	59.50	4/02/15	1,001	(3,003)
Morgan Stanley	Call	USD	36.50	4/02/15	323	(1,615)
Morgan Stanley	Call	USD	37.00	4/02/15	323	(1,292)
Occidental Petroleum Corp.	Call	USD	82.50	4/02/15	737	(2,948)
PepsiCo, Inc.	Call	USD	100.00	4/02/15	40	(320)
Quest Diagnostics, Inc.	Call	USD	72.01	4/02/15	437	(211,534)
U.S. Bancorp.	Call	USD	45.50	4/02/15	625	(3,750)
United Technologies Corp.	Call	USD	124.00	4/02/15	200	(5,400)
Wells Fargo & Co.	Call	USD	55.00	4/02/15	2,200	(20,900)
American International Group, Inc.	Call	USD	56.50	4/06/15	199	(1,194)
Anthem, Inc.	Call	USD	148.00	4/06/15	140	(98,350)
JPMorgan Chase & Co.	Call	USD	60.50	4/06/15	951	(21,873)
Verizon Communications, Inc.	Call	USD	49.00	4/06/15	258	(2,580)
Raytheon Co.	Call	USD	108.15	4/07/15	467	(77,759)
Lockheed Martin Corp.	Call	USD	203.01	4/08/15	427	(85,861)
ACE Ltd.	Call	USD	111.00	4/09/15	509	(69,263)
3M Co.	Call	USD	167.50	4/10/15	333	(21,645)
Altria Group, Inc.	Call	USD	55.50	4/10/15	627	(6,270)
American Express Co.	Call	USD	81.50	4/10/15	477	(11,448)
The Coca-Cola Co.	Call	USD	43.00	4/10/15	355	(710)
The Dow Chemical Co.	Call	USD	47.50	4/10/15	420	(39,690)
EI du Pont de Nemours & Co.	Call	USD	78.00	4/10/15	626	(3,130)
General Electric Co.	Call	USD	26.00	4/10/15	1,475	(2,950)
The Home Depot, Inc.	Call	USD	116.00	4/10/15	1,180	(61,950)
Intel Corp.	Call	USD	35.00	4/10/15	146	(584)
McDonald’s Corp.	Call	USD	98.50	4/10/15	202	(13,635)
MetLife, Inc.	Call	USD	52.00	4/10/15	810	(12,960)
Morgan Stanley	Call	USD	37.00	4/10/15	646	(6,460)
Pfizer, Inc.	Call	USD	34.00	4/10/15	1,622	(148,413)
Phillips 66	Call	USD	80.00	4/10/15	261	(20,227)
QUALCOMM, Inc.	Call	USD	72.50	4/10/15	237	(1,778)
Raytheon Co.	Call	USD	102.25	4/10/15	389	(300,021)
U.S. Bancorp.	Call	USD	45.00	4/10/15	450	(2,250)
U.S. Bancorp.	Call	USD	45.50	4/10/15	600	(4,200)
United Technologies Corp.	Call	USD	121.00	4/10/15	406	(6,496)
United Technologies Corp.	Call	USD	122.00	4/10/15	406	(3,451)
UnitedHealth Group, Inc.	Call	USD	116.00	4/10/15	417	(137,610)
Verizon Communications, Inc.	Call	USD	48.50	4/10/15	263	(11,177)
Verizon Communications, Inc.	Call	USD	49.00	4/10/15	263	(5,128)

MARCH 31, 2015	3

Schedule of Investments (continued)	BlackRock Enhanced Equity Dividend Trust (BDJ)

As of March 31, 2015, exchange-traded options written were as follows: (continued)

Description	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value
Verizon Communications, Inc.	Call	USD	50.00	4/10/15	392	$(1,568)
The Walt Disney Co.	Call	USD	106.00	4/10/15	331	(24,990)
Wells Fargo & Co.	Call	USD	56.50	4/10/15	1,650	(7,425)
Abbott Laboratories	Call	USD	48.00	4/17/15	784	(8,624)
AbbVie, Inc.	Call	USD	62.50	4/17/15	198	(1,485)
ACE Ltd	Call	USD	115.00	4/17/15	602	(12,040)
Altria Group, Inc.	Call	USD	52.50	4/17/15	371	(4,267)
American Express Co.	Call	USD	82.50	4/17/15	937	(19,677)
American Water Works Co., Inc.	Call	USD	55.00	4/17/15	426	(19,170)
Anthem, Inc.	Call	USD	150.00	4/17/15	140	(82,950)
Becton Dickinson and Co.	Call	USD	150.00	4/17/15	366	(10,980)
Bristol-Myers Squibb Co.	Call	USD	67.50	4/17/15	324	(6,804)
Citigroup, Inc.	Call	USD	52.50	4/17/15	302	(18,724)
Citigroup, Inc.	Call	USD	55.00	4/17/15	376	(3,760)
Comcast Corp., Special Class A	Call	USD	58.98	4/17/15	425	(10,580)
Comcast Corp., Special Class A	Call	USD	60.00	4/17/15	1,000	(15,000)
ConocoPhillips	Call	USD	70.00	4/17/15	84	(294)
CSX Corp.	Call	USD	35.00	4/17/15	522	(9,918)
Diageo PLC — ADR	Call	USD	120.00	4/17/15	415	(6,225)
Dominion Resources, Inc.	Call	USD	72.50	4/17/15	694	(29,495)
Dominion Resources, Inc.	Call	USD	77.50	4/17/15	697	(3,485)
The Dow Chemical Co.	Call	USD	48.00	4/17/15	420	(35,280)
Duke Energy Corp.	Call	USD	77.50	4/17/15	256	(20,480)
EI du Pont de Nemours & Co.	Call	USD	77.50	4/17/15	262	(1,048)
Enbridge, Inc.	Call	CAD	58.00	4/17/15	655	(188,761)
Eversource Energy	Call	USD	55.00	4/17/15	468	(23,400)
Fifth Third Bancorp.	Call	USD	20.00	4/17/15	1,322	(4,627)
General Electric Co.	Call	USD	26.00	4/17/15	1,395	(9,067)
The Goldman Sachs Group, Inc.	Call	USD	190.00	4/17/15	120	(29,280)
The Goldman Sachs Group, Inc.	Call	USD	195.00	4/17/15	122	(10,675)
Intel Corp.	Call	USD	33.00	4/17/15	715	(23,595)
International Paper Co.	Call	USD	55.00	4/17/15	1,853	(240,890)
Johnson & Johnson	Call	USD	100.50	4/17/15	774	(113,220)
JPMorgan Chase & Co.	Call	USD	62.50	4/17/15	252	(6,930)
Kimberly-Clark Corp.	Call	USD	113.25	4/17/15	501	(5,108)
The Kroger Co.	Call	USD	77.50	4/17/15	294	(24,990)
Marathon Oil Corp.	Call	USD	27.00	4/17/15	620	(17,360)
Marathon Petroleum Corp.	Call	USD	101.00	4/17/15	679	(243,845)
McDonald’s Corp.	Call	USD	100.00	4/17/15	140	(7,560)
Merck & Co., Inc.	Call	USD	60.00	4/17/15	750	(10,125)
MetLife, Inc.	Call	USD	53.00	4/17/15	270	(3,915)
Microsoft Corp.	Call	USD	45.00	4/17/15	529	(794)
Mondelez International, Inc., Class A	Call	USD	35.00	4/17/15	810	(110,970)
Mondelez International, Inc., Class A	Call	USD	36.00	4/17/15	810	(60,345)
Morgan Stanley	Call	USD	37.00	4/17/15	596	(14,900)
Motorola Solutions, Inc.	Call	USD	67.50	4/17/15	334	(37,241)
Motorola Solutions, Inc.	Call	USD	70.00	4/17/15	334	(16,032)
Northrop Grumman Corp.	Call	USD	161.25	4/17/15	482	(121,604)
Occidental Petroleum Corp.	Call	USD	77.50	4/17/15	370	(4,810)
Praxair, Inc.	Call	USD	125.00	4/17/15	458	(18,320)
The Procter & Gamble Co.	Call	USD	85.00	4/17/15	402	(4,824)
The Procter & Gamble Co.	Call	USD	87.50	4/17/15	406	(812)
Prudential Financial, Inc.	Call	USD	81.25	4/17/15	681	(87,285)
Prudential Financial, Inc.	Call	USD	85.00	4/17/15	720	(25,920)
Raytheon Co.	Call	USD	110.00	4/17/15	471	(64,998)
Rockwell Automation, Inc.	Call	USD	120.00	4/17/15	267	(19,357)
SunTrust Banks, Inc.	Call	USD	41.00	4/17/15	1,090	(79,025)
Tyco International PLC	Call	USD	44.00	4/17/15	481	(15,873)
Unilever NV	Call	USD	43.19	4/17/15	1,234	(24,347)
United Technologies Corp.	Call	USD	120.00	4/17/15	176	(10,472)
Verizon Communications, Inc.	Call	USD	49.00	4/17/15	1,431	(35,775)
VF Corp.	Call	USD	75.00	4/17/15	1,215	(164,025)
Wells Fargo & Co.	Call	USD	52.50	4/17/15	1,719	(391,072)
Weyerhaeuser Co.	Call	USD	36.00	4/17/15	770	(7,700)

4	MARCH 31, 2015

Schedule of Investments (continued)	BlackRock Enhanced Equity Dividend Trust (BDJ)

As of March 31, 2015, exchange-traded options written were as follows: (continued)

Description	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value
Wisconsin Energy Corp.	Call	USD	50.00	4/17/15	236	$(14,750)
Automatic Data Processing, Inc.	Call	USD	88.50	4/22/15	400	(12,350)
Altria Group, Inc.	Call	USD	52.00	4/24/15	292	(9,490)
Chevron Corp.	Call	USD	108.00	4/24/15	268	(23,182)
Chevron Corp.	Call	USD	109.00	4/24/15	161	(9,499)
CME Group, Inc.	Call	USD	96.50	4/24/15	375	(41,250)
Exxon Mobil Corp.	Call	USD	87.00	4/24/15	300	(18,300)
Intel Corp.	Call	USD	32.00	4/24/15	480	(35,520)
International Business Machines Corp.	Call	USD	165.00	4/24/15	197	(41,666)
JPMorgan Chase & Co.	Call	USD	61.00	4/24/15	998	(86,826)
McDonald’s Corp.	Call	USD	98.00	4/24/15	501	(89,429)
Merck & Co., Inc.	Call	USD	58.50	4/24/15	1,575	(92,138)
MetLife, Inc.	Call	USD	53.50	4/24/15	1,085	(23,328)
Pfizer, Inc.	Call	USD	35.00	4/24/15	1,600	(75,200)
Phillips 66	Call	USD	80.50	4/24/15	261	(35,235)
Schlumberger Ltd.	Call	USD	86.00	4/24/15	319	(30,305)
Verizon Communications, Inc.	Call	USD	50.00	4/24/15	789	(10,652)
Wal-Mart Stores, Inc.	Call	USD	85.00	4/24/15	202	(9,595)
Wells Fargo & Co.	Call	USD	56.00	4/24/15	2,150	(81,700)
3M Co.	Call	USD	162.50	5/01/15	331	(170,465)
AbbVie, Inc.	Call	USD	62.50	5/01/15	371	(15,768)
Altria Group, Inc.	Call	USD	52.00	5/01/15	291	(11,931)
American International Group, Inc.	Call	USD	56.00	5/01/15	198	(11,187)
Citigroup, Inc.	Call	USD	54.00	5/01/15	778	(32,287)
CME Group, Inc.	Call	USD	97.00	5/01/15	482	(67,480)
The Coca-Cola Co.	Call	USD	41.50	5/01/15	355	(18,815)
ConocoPhillips	Call	USD	65.00	5/01/15	198	(16,236)
EI du Pont de Nemours & Co.	Call	USD	76.00	5/01/15	272	(7,888)
JPMorgan Chase & Co.	Call	USD	62.50	5/01/15	947	(46,877)
Marathon Oil Corp.	Call	USD	27.00	5/01/15	620	(33,480)
MetLife, Inc.	Call	USD	53.00	5/01/15	168	(7,896)
Microsoft Corp.	Call	USD	44.00	5/01/15	1,367	(23,239)
Pfizer, Inc.	Call	USD	35.00	5/01/15	1,610	(99,015)
The Procter & Gamble Co.	Call	USD	85.00	5/01/15	915	(37,058)
Fifth Third Bancorp.	Call	USD	19.76	5/06/15	875	(15,008)
Bristol-Myers Squibb Co.	Call	USD	66.00	5/08/15	965	(109,045)
EI du Pont de Nemours & Co.	Call	USD	75.00	5/08/15	884	(53,040)
JPMorgan Chase & Co.	Call	USD	60.00	5/08/15	478	(82,455)
Microsoft Corp.	Call	USD	43.50	5/08/15	2,246	(62,888)
Wal-Mart Stores, Inc.	Call	USD	84.50	5/08/15	90	(7,110)
The Walt Disney Co.	Call	USD	108.00	5/08/15	224	(36,624)
BHP Billiton Ltd. — ADR	Call	USD	52.50	5/15/15	162	(4,698)
Bristol-Myers Squibb Co.	Call	USD	65.00	5/15/15	700	(121,800)
The Coca-Cola Co.	Call	USD	41.00	5/15/15	348	(29,232)
CSX Corp.	Call	USD	34.75	5/15/15	522	(25,739)
Diageo PLC — ADR	Call	USD	115.25	5/15/15	284	(35,628)
The Dow Chemical Co.	Call	USD	48.00	5/15/15	313	(49,454)
Exxon Mobil Corp.	Call	USD	87.50	5/15/15	300	(27,900)
The Home Depot, Inc.	Call	USD	120.00	5/15/15	862	(76,718)
Johnson & Johnson	Call	USD	102.00	5/15/15	780	(134,357)
JPMorgan Chase & Co.	Call	USD	62.50	5/15/15	946	(68,112)
Microsoft Corp.	Call	USD	45.00	5/15/15	686	(8,918)
NextEra Energy, Inc.	Call	USD	110.00	5/15/15	379	(31,268)
Nielsen NV	Call	USD	44.00	5/15/15	441	(77,175)
Nielsen NV	Call	USD	45.00	5/15/15	288	(35,280)
Northrop Grumman Corp.	Call	USD	161.25	5/15/15	482	(225,606)
Pfizer, Inc.	Call	USD	34.00	5/15/15	1,600	(196,800)
The Procter & Gamble Co.	Call	USD	85.00	5/15/15	915	(46,665)
Quest Diagnostics, Inc.	Call	USD	78.10	5/15/15	380	(70,386)
Raytheon Co.	Call	USD	115.00	5/15/15	389	(32,870)
Reynolds American, Inc.	Call	USD	77.50	5/15/15	64	(3,840)
Schlumberger Ltd.	Call	USD	87.50	5/15/15	319	(35,090)
Spectra Energy Corp.	Call	USD	38.00	5/15/15	330	(10,725)

MARCH 31, 2015	5

Schedule of Investments (continued)	BlackRock Enhanced Equity Dividend Trust (BDJ)

As of March 31, 2015, exchange-traded options written were as follows: (concluded)

Description	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value
SunTrust Banks, Inc.	Call	USD	41.15	5/15/15	825	$(88,631)
Union Pacific Corp.	Call	USD	120.50	5/15/15	407	(9,715)
Wal-Mart Stores, Inc.	Call	USD	85.00	5/15/15	204	(15,096)
The Walt Disney Co.	Call	USD	110.00	5/15/15	181	(22,263)
Honeywell International, Inc.	Call	USD	104.01	5/20/15	615	(178,028)
UnitedHealth Group, Inc.	Call	USD	121.00	6/01/15	415	(132,715)
Total						$(7,585,419)

•	As of March 31, 2015, over-the-counter options written were as follows:

Description	Counterparty	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value
Enbridge, Inc.	Deutsche Bank AG	Call	CAD	63.44	4/02/15	65,500	$(86)
NextEra Energy, Inc.	Deutsche Bank AG	Call	USD	106.76	4/02/15	62,900	(1,321)
SunTrust Banks, Inc.	Citibank N.A.	Call	USD	41.73	4/02/15	82,600	(3,344)
American Water Works Co., Inc.	Citibank N.A.	Call	USD	54.16	4/06/15	35,700	(10,571)
ITC Holdings Corp.	UBS AG	Call	USD	39.88	4/07/15	30,400	(918)
The Travelers Cos., Inc.	Goldman Sachs International	Call	USD	109.03	4/07/15	137,800	(49,007)
Weyerhaeuser Co.	Credit Suisse International	Call	USD	35.85	4/07/15	44,500	(25)
Lorillard, Inc.	Citibank N.A.	Call	USD	69.03	4/08/15	44,200	(9,412)
CMS Energy Corp.	UBS AG	Call	USD	34.72	4/09/15	108,100	(55,603)
BCE, Inc.	Morgan Stanley & Co. International PLC	Call	USD	44.71	4/13/15	57,900	(1,282)
ITC Holdings Corp.	Goldman Sachs International	Call	USD	41.89	4/15/15	18,300	(11)
Tyco International PLC	Citibank N.A.	Call	USD	43.50	4/15/15	48,100	(22,996)
The Chubb Corp.	Morgan Stanley & Co. International PLC	Call	USD	101.50	4/21/15	39,000	(43,464)
Fifth Third Bancorp.	Morgan Stanley & Co. International PLC	Call	USD	19.70	4/23/15	132,000	(12,135)
General Mills, Inc.	Citibank N.A.	Call	USD	53.37	4/23/15	53,600	(173,235)
The Chubb Corp.	Goldman Sachs International	Call	USD	103.92	4/27/15	52,500	(22,278)
American Water Works Co., Inc.	Citibank N.A.	Call	USD	53.41	4/28/15	35,600	(51,379)
American Water Works Co., Inc.	Citibank N.A.	Call	USD	54.84	5/04/15	15,400	(14,651)
Comcast Corp., Special Class A	Citibank N.A.	Call	USD	58.40	5/04/15	71,500	(53,384)
SunTrust Banks, Inc.	Deutsche Bank AG	Call	USD	39.61	5/04/15	62,000	(130,960)
Eversource Energy	Citibank N.A.	Call	USD	50.86	5/06/15	30,600	(36,045)
Lockheed Martin Corp.	UBS AG	Call	USD	206.14	5/06/15	23,600	(71,454)
ITC Holdings Corp.	Goldman Sachs International	Call	USD	37.61	5/07/15	18,200	(17,257)
The Kroger Co.	Credit Suisse International	Call	USD	77.92	5/07/15	121,500	(154,396)
Wisconsin Energy Corp.	Citibank N.A.	Call	USD	50.07	5/07/15	56,400	(56,172)
Sempra Energy	Deutsche Bank AG	Call	USD	110.58	5/08/15	47,000	(93,829)
Honeywell International, Inc.	UBS AG	Call	USD	103.79	5/11/15	51,900	(155,704)
Comcast Corp., Special Class A	Credit Suisse International	Call	USD	58.76	5/20/15	144,000	(137,074)
Comcast Corp., Special Class A	Deutsche Bank AG	Call	USD	57.36	5/28/15	71,500	(101,318)
Total							$(1,479,311)

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, refer to the Trust’s most recent financial statements as contained in its annual report.

6	MARCH 31, 2015

Schedule of Investments (concluded)	BlackRock Enhanced Equity Dividend Trust (BDJ)

As of March 31, 2015, the following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Aerospace & Defense	$140,492,344	—	—	$140,492,344
Air Freight & Logistics	17,730,326	—	—	17,730,326
Banks	238,718,276	—	—	238,718,276
Beverages	24,751,161	—	—	24,751,161
Capital Markets	32,224,685	—	—	32,224,685
Chemicals	51,300,275	—	—	51,300,275
Commercial Services & Supplies	8,284,744	—	—	8,284,744
Communications Equipment	31,997,156	—	—	31,997,156
Consumer Finance	22,100,148	—	—	22,100,148
Distributors	568,459	—	—	568,459
Diversified Financial Services	16,233,294	—	—	16,233,294
Diversified Telecommunication Services	35,426,103	—	—	35,426,103
Electric Utilities	41,696,086	—	—	41,696,086
Electrical Equipment	6,193,866	—	—	6,193,866
Energy Equipment & Services	8,202,152	—	—	8,202,152
Food & Staples Retailing	24,077,279	—	—	24,077,279
Food Products	21,609,298	$429,224	—	22,038,522
Health Care Equipment & Supplies	17,775,332	—	—	17,775,332
Health Care Providers & Services	46,259,450	—	—	46,259,450
Hotels, Restaurants & Leisure	20,744,976	—	—	20,744,976
Household Products	41,529,977	—	—	41,529,977
Industrial Conglomerates	66,571,675	—	—	66,571,675
Insurance	106,701,663	—	—	106,701,663
IT Services	21,059,067	—	—	21,059,067
Media	63,599,643	—	—	63,599,643
Metals & Mining	6,050,952	—	—	6,050,952
Multi-Utilities	45,353,548	—	—	45,353,548
Oil, Gas & Consumable Fuels	127,400,267	—	—	127,400,267
Paper & Forest Products	20,567,368	—	—	20,567,368
Pharmaceuticals	159,961,217	—	—	159,961,217
Professional Services	6,493,849	—	—	6,493,849
Real Estate Investment Trusts (REITs)	8,105,175	—	—	8,105,175
Road & Rail	26,566,202	—	—	26,566,202
Semiconductors & Semiconductor Equipment	31,013,586	—	—	31,013,586
Software	39,390,629	—	—	39,390,629
Specialty Retail	46,409,685	—	—	46,409,685
Textiles, Apparel & Luxury Goods	18,300,330	—	—	18,300,330
Tobacco	29,824,569	895,860	—	30,720,429
Water Utilities	14,018,706	—	—	14,018,706
Short-Term Securities	28,882,874	—	—	28,882,874

Total	$1,714,186,392	$1,325,084	—	$1,715,511,476

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Liabilities:
Equity contracts	$(5,304,623)	$(3,760,107)	—	$(9,064,730)

[1] Derivative financial instruments are options written, which are shown at value.

The Trust may hold assets in which the fair value approximates the carrying amount for financial reporting purposes. As of March 31, 2015, such assets are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Foreign currency at value	$2,799	—	—	$2,799
Cash pledged as collateral for OTC derivatives	98,000	—	—	98,000

Total	$100,799	—	—	$100,799

During the period ended March 31, 2015, there were no transfers between levels.

MARCH 31, 2015	7

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Enhanced Equity Dividend Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Enhanced Equity Dividend Trust

Date: May 22, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Enhanced Equity Dividend Trust

Date: May 22, 2015

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Enhanced Equity Dividend Trust

Date: May 22, 2015